Regulatory Assets and Liabilities (Regulatory Liabilities) (Details) - USD ($) $ in Millions		Mar. 31, 2015	Dec. 31, 2014
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		$ 3.6	$ 3.6
Regulatory liabilities-non-current		71.8	33.5
Total regulatory liabilities		75.4	37.1
Overrecovered gas costs
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[1]	0.0	0.5
LNG cargo obligations
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[2]	0.0	3.0
Customer bankruptcy settlement
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	2.9	0.0
Regulatory liabilities-non-current	[3]	22.6	0.0
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		0.7	0.1
Regulatory liabilities-non-current		1.1	0.5
Provision for future cost of removal
Regulatory Liabilities [Line Items]
Regulatory liabilities-non-current	[4]	$ 48.1	$ 33.0

[1]	Reflects unrecovered/overrecovered gas costs, which are subject to annual filings with the FERC.
[2]	Reflects obligations to the Import Shippers for LNG cargo received. See Note 9 to the Consolidated Financial Statements in Dominion Midstream's Annual Report on Form 10-K for the year ended December 31, 2014 for further information.
[3]	Represents the balance of proceeds from the monetization of a bankruptcy claim acquired as part of the DCG Acquisition, which is being amortized into operating revenue through February 2024.
[4]	Rates charged to customers include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.